Note 14 - Rehabilitation Provisions - Movements in Rehabilitation Provisions (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Balance at the beginning of year	$ 816,694	$ 795,960
Accretion	13,190	19,863
Change in estimate	(7,036)	1,142
Foreign currency translation adjustments	(7,020)	(271)
Total	$ 815,828	$ 816,694